Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	STOCK-BASED COMPENSATION
Share Grant Plans
Hydro One has two share grant plans (Share Grant Plans), one for the benefit of certain members of the PWU (PWU Share Grant Plan) and one for the benefit of certain members of the Society (Society Share Grant Plan).
The PWU Share Grant Plan provides for the issuance of common shares of Hydro One from treasury to certain eligible members of the PWU annually, commencing on April 1, 2017 and continuing until the earlier of April 1, 2028 or the date an eligible employee no longer meets the eligibility criteria of the PWU Share Grant Plan. To be eligible, an employee must be a member of the Pension Plan on April 1, 2015, be employed on the date annual share issuance occurs and continue to have under 35 years of service. The requisite service period for the PWU Share Grant Plan began on July 3, 2015, which is the date the share grant plan was ratified by the PWU. The number of common shares issued annually to each eligible employee will be equal to 2.7% of such eligible employee’s salary as at April 1, 2015, divided by $20.50, being the price of the common shares of Hydro One in its Initial Public Offering (IPO). The aggregate number of common shares issuable under the PWU Share Grant Plan shall not exceed 3,981,763 common shares. In 2015, 3,979,062 common shares were granted under the PWU Share Grant Plan.
The Society Share Grant Plan provides for the issuance of common shares of Hydro One from treasury to certain eligible members of the Society annually, commencing on April 1, 2018 and continuing until the earlier of April 1, 2029 or the date an eligible employee no longer meets the eligibility criteria of the Society Share Grant Plan. To be eligible, an employee must be a member of the Pension Plan on September 1, 2015, be employed on the date annual share issuance occurs and continue to have under 35 years of service. Therefore, the requisite service period for the Society Share Grant Plan began on September 1, 2015. The number of common shares issued annually to each eligible employee will be equal to 2.0% of such eligible employee’s salary as at September 1, 2015, divided by $20.50, being the price of the common shares of Hydro One in its IPO. The aggregate number of common shares issuable under the Society Share Grant Plan shall not exceed 1,434,686 common shares. In 2015, 1,433,292 common shares were granted under the Society Share Grant Plan.
The fair value of the Hydro One 2015 share grants of $111 million was estimated based on the grant date share price of $20.50 and is recognized using the graded-vesting attribution method as the share grant plans have both a performance condition and a service condition. In 2021, 417,374 common shares (2020 - 441,562) were issued under the Share Grant Plans. Total share-based compensation recognized during 2021 was $5 million (2020 - $7 million) and was recorded as a regulatory asset.
A summary of share grant activity under the Share Grant Plans during the years ended December 31, 2021 and 2020 is presented below:

Year ended December 31, 2021	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding - beginning	3,154,805	$20.50
Vested and issued[1]	(417,374)	—
Forfeited	(75,431)	$20.50
Share grants outstanding - ending	2,662,000	$20.50

1    In 2021, Hydro One issued from treasury 417,374 common shares to eligible employees in accordance with provisions of the Share Grant Plans.

Year ended December 31, 2020	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding - beginning	3,674,377	$20.50
Vested and issued[1]	(441,562)	—
Forfeited	(78,010)	$20.50
Share grants outstanding - ending	3,154,805	$20.50
1    In 2020, Hydro One issued from treasury 441,562 common shares to eligible employees in accordance with provisions of the Share Grant Plans.
Directors' DSU Plan
Under the Directors’ DSU Plan, directors can elect to receive credit for their annual cash retainer in a notional account of DSUs in lieu of cash. Hydro One’s Board of Directors may also determine from time to time that special circumstances exist that would reasonably justify the grant of DSUs to a director as compensation in addition to any regular retainer or fee to which the director is entitled. Each DSU represents a unit with an underlying value equivalent to the value of one common share of the Company and is entitled to accrue common share dividend equivalents in the form of additional DSUs at the time dividends are paid, subsequent to declaration by Hydro One’s Board of Directors.
A summary of DSU awards activity under the Directors' DSU Plan during the years ended December 31, 2021 and 2020 is presented below:

Year ended December 31 (number of DSUs)	2021	2020
DSUs outstanding - beginning	65,240	52,620
Granted	20,888	22,481
Settled	(5,315)	(9,861)
DSUs outstanding - ending	80,813	65,240
For the year ended December 31, 2021, an expense of $1 million (2020 - $1 million) was recognized in earnings with respect to the Directors' DSU Plan. At December 31, 2021, a liability of $3 million (2020 - $2 million) related to Directors' DSUs has been recorded at the closing price of the Company's common shares of $32.91. This liability is included in other long-term liabilities on the consolidated balance sheets.
Management DSU Plan
Under the Management DSU Plan, eligible executive employees can elect to receive a specified proportion of their annual short-term incentive in a notional account of DSUs in lieu of cash. Each DSU represents a unit with an underlying value equivalent to the value of one common share of the Company and is entitled to accrue common share dividend equivalents in the form of additional DSUs at the time dividends are paid, subsequent to declaration by Hydro One’s Board of Directors.
A summary of DSU awards activity under the Management DSU Plan during the years ended December 31, 2021 and 2020 is presented below:

Year ended December 31 (number of DSUs)	2021	2020
DSUs outstanding - beginning	61,880	52,186
Granted	28,360	22,132
Paid	—	(12,438)
DSUs outstanding - ending	90,240	61,880
For the year ended December 31, 2021, an expense of $1 million (2020 - $1 million) was recognized in earnings with respect to the Management DSU Plan. At December 31, 2021, a liability of $3 million (2020 - $2 million) related to Management DSUs has been recorded at the closing price of the Company's common shares of $32.91. This liability is included in other long-term liabilities on the consolidated balance sheets.
Employee Share Ownership Plan
In 2015, Hydro One established Employee Share Ownership Plans (ESOP) for certain eligible management and non-represented employees (Management ESOP) and for certain eligible Society-represented staff (Society ESOP). Under the Management ESOP, the eligible management and non-represented employees may contribute between 1% and 6% of their base salary towards purchasing common shares of Hydro One. The Company matches 50% of their contributions, up to a maximum Company contribution of $25,000 per calendar year. Under the Society ESOP, the eligible Society-represented staff may contribute between 1% and 4% of their base salary towards purchasing common shares of Hydro One. The Company matches 25% of their contributions, with no maximum Company contribution per calendar year. In 2021, Company contributions made under the ESOP were $2 million (2020 - $2 million).
LTIP
Effective August 31, 2015, the Board of Directors of Hydro One adopted an LTIP. Under the LTIP, long-term incentives are granted to certain executive and management employees of Hydro One and its subsidiaries, and all equity-based awards will be settled in newly issued shares of Hydro One from treasury, consistent with the provisions of the plan which also permit the participants to surrender a portion of their awards to satisfy related withholding taxes requirements. The aggregate number of shares issuable under the LTIP shall not exceed 11,900,000 shares of Hydro One.
The LTIP provides flexibility to award a range of vehicles, including Performance Share Units (PSUs), RSUs, stock options, share appreciation rights, restricted shares, DSUs, and other share-based awards. The mix of vehicles is intended to vary by role to recognize the level of executive accountability for overall business performance.
PSUs and RSUs
A summary of PSU and RSU awards activity under the LTIP during the years ended December 31, 2021 and 2020 is presented below:

	PSUs		RSUs
Year ended December 31 (number of units)	2021	2020	2021	2020
Units outstanding - beginning	111,920	171,344	139,730	206,993
Vested and issued	(111,920)	(52,627)	(104,970)	(3,728)
Forfeited	—	(6,797)	—	(7,125)
Settled	—	—	(34,760)	(56,410)
Units outstanding - ending	—	111,920	—	139,730
No awards were granted in 2021 or 2020. The compensation expense related to the PSU and RSU awards recognized by the Company during 2021 was less than $1 million (2020 - $3 million).
Society RSU Plan
As a result of the renewal of the Company's prior collective agreement with members of the Society, the Company provided equity compensation in the form of RSUs to certain eligible members. The equity compensation provides for the purchase of common shares of Hydro One from the open market, effective March 1, 2021 in one equity grant vesting in equal portions over a two-year period. To be eligible, an employee must be an employee of the Company as of July 30, 2021, the date the plan was ratified by the Society; the grant date. The number of common shares issued to each eligible employee will be equal to 1.0% of such eligible employee’s salary as at April 1, 2021, divided by $30.80, being the price of the common shares of Hydro One at the grant date. Each RSU is entitled to accrue common share dividend equivalents in the form of additional RSUs at the time dividends are paid, subsequent to declaration by Hydro One’s Board of Directors.

A summary of RSU awards activity under the Society RSU Plan during the years ended December 31, 2021 and 2020 is presented below:

Year ended December 31 (number of RSUs)	2021	2020
RSUs outstanding - beginning	—	—
Granted	71,053	—
RSUs outstanding - ending	71,053	—
Stock Options
The Company is authorized to grant stock options under its LTIP to certain eligible employees. No stock options were granted in 2021 or 2020.
The fair value-based method is used to measure compensation expense related to stock options and the expense was recognized over the vesting period on a straight-line basis. The fair value of the stock option awards granted was estimated on the date of grant using a Black-Scholes valuation model.
A summary of stock options activity during the years ended December 31, 2021 and 2020 is presented below:

	Number of Stock Options	Weighted-average exercise price
Stock options outstanding - January 1, 2020	403,550	$20.66
Exercised[1]	(294,840)	$20.66
Stock options outstanding - December 31, 2020	108,710	$20.66

Exercised[1]	(108,710)	$20.66
Stock options outstanding - December 31, 2021	—	$—
[1] Stock options exercised in 2021 had an aggregate intrinsic value of $1 million (2020 - $2 million).
No compensation expense related to stock options was recognized by the Company during 2021 or 2020.